Segment Financial Data (By Segment) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Document Fiscal Year Focus									2014
Operating profit									$ 9,769	$ 9,209	$ 7,684
Total Assets	91,289				90,594				91,289	90,594	89,409
Capital Expenditures									1,711	1,688	1,389
Depreciation & Amortization									1,907	1,821	1,524
Major Customers, U.S. Government Sales									9,619	9,879	10,098
Net Sales	16,996	16,168	17,191	14,745	16,759	15,462	16,006	14,399	65,100	62,626	57,708
Otis [Member]
Segment Reporting Information [Line Items]
Operating profit									2,640	2,590	2,512
Total Assets	9,313				9,354				9,313	9,354	8,866
Capital Expenditures									87	122	141
Depreciation & Amortization									209	209	220
Net Sales									12,982	12,484	12,056
UTC Climate, Controls and Security [Member]
Segment Reporting Information [Line Items]
Operating profit									2,782	2,590	2,425
Total Assets	21,217				21,543				21,217	21,543	22,253
Capital Expenditures									228	266	265
Depreciation & Amortization									349	380	418
Net Sales									16,823	16,809	17,090
Pratt and Whitney [Member]
Segment Reporting Information [Line Items]
Operating profit									2,000	1,876	1,589
Total Assets	18,143				17,062				18,143	17,062	15,938
Capital Expenditures									692	617	462
Depreciation & Amortization									390	319	324
Major Customers, U.S. Government Sales									3,126	3,559	3,718
Net Sales									14,508	14,501	13,964
UTC Aerospace Systems [Member]
Segment Reporting Information [Line Items]
Operating profit									2,355	2,018	944
Total Assets	35,034				35,461				35,034	35,461	35,589
Capital Expenditures									533	510	367
Depreciation & Amortization									807	761	412
Major Customers, U.S. Government Sales									2,459	2,530	1,742
Net Sales									14,215	13,347	8,334
Sikorsky [Member]
Segment Reporting Information [Line Items]
Operating profit									219	594	712
Total Assets	4,973				5,762				4,973	5,762	4,975
Capital Expenditures									116	119	94
Depreciation & Amortization									86	85	85
Major Customers, U.S. Government Sales									3,837	3,648	4,512
Net Sales									7,451	6,253	6,791
Total Segments [Member]
Segment Reporting Information [Line Items]
Operating profit									9,996	9,668	8,182
Total Assets	88,680				89,182				88,680	89,182	87,621
Capital Expenditures									1,656	1,634	1,329
Depreciation & Amortization									1,841	1,754	1,459
Net Sales									65,979	63,394	58,235
Eliminations and other [Member]
Segment Reporting Information [Line Items]
Operating profit									261	22	(72)
Total Assets	2,609				1,412				2,609	1,412	1,788
Capital Expenditures									55	54	60
Depreciation & Amortization									66	67	65
Net Sales									(879)	(768)	(527)
General corporate expenses [Member]
Segment Reporting Information [Line Items]
Operating profit									(488)	(481)	(426)
Net Sales									0	0	0
Other [Member]
Segment Reporting Information [Line Items]
Major Customers, U.S. Government Sales									$ 197	$ 142	$ 126